Associates and Joint Ventures - Summary of After Tax Profits and Losses of Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profits and losses of associates and joint ventures	£ 13	£ 5	£ 14
Joint ventures [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profits and losses of associates and joint ventures	(3)	(4)	(2)
Associates [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profits and losses of associates and joint ventures	£ 16	£ 9	£ 16